Long-Term Debt (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2012 7 % Senior Notes due 2013	Dec. 31, 2012 6 5/8% Senior Notes due 2014	Dec. 31, 2012 7 3/4% Senior Notes due 2015	Dec. 31, 2012 7 1/8% Senior Notes due 2016	May 16, 2012 4 5/8% Senior Notes due 2017	Dec. 31, 2012 4 5/8% Senior Notes due 2017	Dec. 31, 2012 7 7/8% Senior Notes due 2019	May 05, 2011 6 3/4% Senior Notes due 2021	Dec. 31, 2012 6 3/4% Senior Notes due 2021	Jul. 26, 2012 5 7/8% Senior Notes due 2022	May 16, 2012 5 7/8% Senior Notes due 2022	Dec. 31, 2012 5 7/8% Senior Notes due 2022	Dec. 31, 2012 5% Senior Notes due 2023	Dec. 27, 2012 5% Senior Notes due 2023
Long-term debt
Interest rate (as a percent)	7.00%	6.625%	7.75%	7.125%		4.625%	7.875%		6.75%			5.875%	5.00%
Percentage of principal amount at which the entity may redeem some or all of the notes at any time	100.00%	100.00%	100.00%	100.00%		100.00%	100.00%		100.00%			100.00%	100.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control	101.00%	101.00%	101.00%	101.00%		101.00%	101.00%		101.00%			101.00%	101.00%
Aggregate principal amount					$ 900,000,000			$ 2,000,000,000			$ 1,000,000,000			$ 1,500,000,000
Term of debt instrument					5 years			10 years		10 years	10 years
Debt instrument issuance as a percentage of face amount					100.00%			99.093%		100.75%	100.00%			100.00%
Maximum percentage of the aggregate principal amount of notes with net proceeds of certain equity offerings or capital contributions						35.00%			35.00%			35.00%	35.00%
Additional borrowings										100,000,000
Annual Debt Service Requirements	$ 35,000,000	$ 66,250,000	$ 58,125,000	$ 106,875,000		$ 41,625,000	$ 110,250,000		$ 135,000,000			$ 117,500,000	$ 75,000,000